INVENTORIES - NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventory balances	$ 914,678		$ 1,069,465	$ 3,555,876
Inventory impairment provision	(309)	$ 25,425	163,037	1,326,355
Inventory deletion	$ 55,931	$ 271,546	$ 692,823	$ 528,309